Employee Benefits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Contributions to defined benefit plans	$ 1,000
Total contributions	$ 800
Predecessor [Member]
Contributions to defined benefit plans		$ 700